Long-term Debt - Description (Details)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Collateral	All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances.
Covenants

Debt Covenants: The secured loan agreements contain also the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

• The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;
• The ratio of Total Debt to EBITDA shall not exceed 5:1;
• The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;
• The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000;
• Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000

The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant, except in the case of the waiver period, discussed below. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%, except in the case of the waiver periods, discussed below; according to the provisions of each individual loan agreement with the relevant bank.

ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment.
Amendments

On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

Unicredit Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment.
Credit Suisse
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.
Credit Suisse
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.
Commerzbank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment.
Amendments

On March 14, 2012, the loan agreement was amended, requiring that the Net Worth, discussed below, be above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013.

ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment.
Paragon Shipping Inc
Debt Instrument [Line Items]
Loan repayment

The loan was payable in one installment on the second anniversary of the Company’s IPO. On March 11, 2013, the Company agreed to amend the terms of the loan agreement with a then outstanding principal balance of $13,000,000. Pursuant to the terms of the amended loan agreement, the maturity of the loan was extended from April 19, 2013 to April 19, 2014 and the outstanding loan was repayable in quarterly principal installment payments of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment on the maturity date.